SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	48.91%	42.26%	42.60%
Expected volatility, maximum	52.22%	49.24%	45.24%
Expected dividends	0.00%	0.00%	0.00%
Risk free rate, minimum	0.44%	0.25%	1.51%
Risk free rate, maximum	1.22%	1.40%	2.47%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 6 days	4 years 10 months 2 days	4 years 11 months 8 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 28 days	4 years 11 months 26 days	4 years 11 months 26 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	56.94%	34.52%	31.88%
Expected volatility, maximum	59.23%	83.30%	54.49%
Expected dividends	0.00%	0.00%	0.00%
Expected term	6 months	6 months	6 months
Risk free rate, minimum	0.06%	0.13%	1.89%
Risk free rate, maximum	0.07%	0.95%	2.52%